Goodwill and intangible assets - Intangible Assets by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 6,357	$ 6,558
Accumulated amortization	(2,759)	(2,716)
Net carrying amount	3,598	3,842	$ 4,127
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	3,725	3,893
Accumulated amortization	(2,759)	(2,716)
Net carrying amount	$ 966	1,177
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,632	2,665
Net carrying amount	2,632	2,665
Indefinite-lived Intangible Assets | Trade name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,348	1,358
Net carrying amount	1,348	1,358
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,284	1,307
Net carrying amount	1,284	1,307
Customer relationships | Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,439	1,593
Accumulated amortization	(1,136)	(1,235)
Net carrying amount	$ 303	358
Customer relationships | Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	12 years
Customer contracts—Investment Services | Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,249	2,260
Accumulated amortization	(1,590)	(1,450)
Net carrying amount	$ 659	810
Customer contracts—Investment Services | Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Other | Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 37	40
Accumulated amortization	(33)	(31)
Net carrying amount	$ 4	$ 9
Other | Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	2 years